INVESTMENTS IN AFFILIATES - Narrative (Details) $ / shares in Units, $ in Thousands, € in Millions		3 Months Ended	12 Months Ended
	Jun. 22, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Schedule of Equity Method Investments [Line Items]
Payments to acquire joint venture			$ 23,027		$ 25,000		$ 8,817
Maximum contractual obligation			462,782
Investment in affiliates			$ 62,816		61,778
Nikola Iveco Europe GmbH
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Equity method investment, volume and profit allocation percentage			50.00%
Payments to acquire joint venture			$ 21,800	€ 20.0		€ 0.0	$ 8,800	€ 7.4
Maximum contractual obligation			11,200
Investment in affiliates			4,142		4,083
Nikola Iveco Europe GmbH | Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Maximum exposure			$ 15,400
Wabash Valley Resources LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			20.00%
Maximum exposure			$ 57,900
Payments to acquire equity method investments	$ 25,000
Common stock of VectoIQ and VectoIQ Founder Shares (in shares) | shares	1,682,367
Sale of stock, price per share (in dollars per share) | $ / shares	$ 14.86
Equity interest issued and issuable (in shares)	$ 32,400
Investment in affiliates	57,400		$ 57,674		57,695
Notes receivable, related parties		$ 300
Equity method investment, difference between carrying amount and underlying equity	$ 55,500
Nikola - TA HRS 1, LLC
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Investment in affiliates			$ 1,000		$ 0
Nikola - TA HRS 1, LLC | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Payments to acquire joint venture		$ 1,000
Iveco | Nikola Iveco Europe GmbH
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			50.00%
Equity method investment, volume and profit allocation percentage			50.00%